Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Loss Before Taxes	Loss before taxes is comprised as follows:
	Year Ended December 31,
	2024	2023	2022

Domestic (Israel)	$28,567	$23,348	$38,274
Foreign	413	448	1,154

	$28,980	$23,796	$39,428

Schedule of Deferred Tax Assets	Significant components of the Company’s deferred tax assets are as follows:
	December 31,
	2024	2023
Deferred tax assets:
Carryforward losses	$45,753	$40,133
Research and development expenses	4,249	4,044
Operating lease liabilities	505	292
Reserves and allowances	187	207

Deferred tax assets before valuation allowance	50,694	44,676
Valuation allowance	(50,166)	(44,338)

Total deferred tax assets	528	338

Deferred tax liabilities:
Operating lease ROU assets	(528)	(338)

Total deferred tax liabilities	(528)	(338)

Net deferred tax assets, net	$-	$-